Property, Plant and Equipment - Schedule of Property, Plant and Equipment (Detail) - CAD CAD in Millions	Dec. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment [Line Items]
Property, Plant Equipment, Gross	CAD 27,677	CAD 26,068
Accumulated Depreciation	9,832	9,319
Construction in progress	1,223	1,144
Property, plant and equipment, Total	19,068	17,893
Transmission [Member]
Property, Plant and Equipment [Line Items]
Property, Plant Equipment, Gross	14,692	13,704
Accumulated Depreciation	4,862	4,621
Construction in progress	910	853
Property, plant and equipment, Total	10,740	9,936
Distribution [Member]
Property, Plant and Equipment [Line Items]
Property, Plant Equipment, Gross	9,656	9,205
Accumulated Depreciation	3,305	3,177
Construction in progress	243	238
Property, plant and equipment, Total	6,594	6,266
Communication [Member]
Property, Plant and Equipment [Line Items]
Property, Plant Equipment, Gross	1,069	1,006
Accumulated Depreciation	674	609
Construction in progress	9	18
Property, plant and equipment, Total	404	415
Administration and Service [Member]
Property, Plant and Equipment [Line Items]
Property, Plant Equipment, Gross	1,632	1,531
Accumulated Depreciation	924	848
Construction in progress	61	35
Property, plant and equipment, Total	769	718
Easements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant Equipment, Gross	628	622
Accumulated Depreciation	67	64
Property, plant and equipment, Total	CAD 561	CAD 558